Debt Securities - Continuous unrealized loss position (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Available-for-sale, Unrealized losses
Less than 12 Months		$ (469)	$ (109,618)
12 Months or More	$ (850,306)	(991,693)	(931,037)
Total Gross Unrealized Losses	(850,306)	(992,162)	(1,040,655)
Debt Securities, Available-for-sale, Fair value
Less than 12 Months		135,650	1,287,089
12 Months or More	6,073,701	6,147,275	7,391,645
Total Fair Value	6,073,701	6,282,925	8,678,734
States and municipalities
Debt Securities, Available-for-sale, Unrealized losses
Less than 12 Months		(341)	(16,739)
12 Months or More	(855)	(3,685)
Total Gross Unrealized Losses	(855)	(4,026)	(16,739)
Debt Securities, Available-for-sale, Fair value
Less than 12 Months		119,311	768,052
12 Months or More	354,116	351,251
Total Fair Value	354,116	470,562	768,052
Mortgage-backed
Debt Securities, Available-for-sale, Unrealized losses
Less than 12 Months		(128)	(2,879)
12 Months or More	(48,533)	(77,668)	(108,338)
Total Gross Unrealized Losses	(48,533)	(77,796)	(111,217)
Debt Securities, Available-for-sale, Fair value
Less than 12 Months		16,339	109,037
12 Months or More	993,482	1,167,758	1,615,016
Total Fair Value	993,482	1,184,097	1,724,053
Debt Securities, Held-to-maturity, Unrealized Loss Position, Accumulated Loss [Abstract]
Less than 12 months			(138,043)
Total gross unrealized losses			(138,043)
Debt Securities, Held-to-maturity, Fair value
Less than 12 months			378,046
Fair value			378,046
Corporate bonds
Debt Securities, Available-for-sale, Unrealized losses
Less than 12 Months			(90,000)
12 Months or More	(800,918)	(910,340)	(822,699)
Total Gross Unrealized Losses	(800,918)	(910,340)	(912,699)
Debt Securities, Available-for-sale, Fair value
Less than 12 Months			410,000
12 Months or More	4,726,103	4,628,266	5,776,629
Total Fair Value	$ 4,726,103	$ 4,628,266	$ 6,186,629